Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Apr. 30, 2025
Financial Assets At Fair Value Through Profit Or Loss
Schedule of financial assets fair value through profit or loss

	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD
Keyman life insurance policy, at fair value
At beginning of year	172,412	439,817	336,920
Addition	322,220	-	-
Insurance premium charged to profit or loss	(64,412)	-	-
Increase in fair value through profit or loss	7,280	18,358	14,063
Foreign exchange adjustment	2,317	(17,287)	(13,241)
At end of year	439,817	440,888	337,742